Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Opening balance	$ 769,058	$ 616,088
Current period acquisitions (Note 6)	0	129,222
Prior period acquisitions (Note 6)	1,048	1,393
Foreign exchange movement	(9,222)	22,355
Closing balance	$ 760,884	$ 769,058